9. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

9. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined to disclose the following:

On July 1, 2018 the Company entered into a Consulting Agreement with an individual who will act as the Company’s Machine Learning Engineer. Pursuant to the agreement, the Consultant agreed to provide the consulting services in exchange for $10,000 per month. In addition, the Company committed to issuing shares to the consultant from the Company’s Stock Incentive Plan as follows: 50,000 shares in 2018, 70,000 shares of Common Stock in 2019, and 80,000 shares of Common Stock in 2020.

Also on July 1, 2018 the Company entered into a three month Consulting Agreement with an individual who will provide administrative services. Pursuant to the agreement, the Consultant agreed to provide consulting services to the Company in exchange for a flat fee of $12,000 and 9,000 shares of the Company’s Common Stock.

On December 1, 2017, the Company entered into a Consulting Agreement with Accelerated Healthcare Innovations LLC, a Massachusetts limited liability company owned by Clifford L. Emmons, the Company’s CEO, interim CFO, and director (the “Consultant”). Pursuant to the agreement, the Consultant agreed to provide business consulting services to the Company in exchange for a flat fee of $24,000 and the issuance of 30,000 shares of the Company’s Common Stock.

On July 31, 2018, the Company and the Consultant entered into Amendment No. 1 to Consulting Agreement which changed the fee from a flat fee to an hourly fee not to exceed $24,000 in the aggregate and also eliminated the obligation of the Company to issue to the Consultant any equity compensation pursuant to the agreement.

On March 1, 2018, the Company, entered into a Consulting Agreement with the Consultant. Pursuant to the agreement, the Consultant agreed to provide business consulting services to the Company in exchange for a flat fee of $48,000 and the issuance of 60,000 shares of the Company’s Common Stock.

On July 31, 2018, the Company and the Consultant entered into Amendment No. 1 to Consulting Agreement which changed the fee from a flat fee to an hourly fee not to exceed $48,000 in the aggregate and also eliminated the obligation of the Company to issue to the Consultant any equity compensation pursuant to the agreement.

On July 31, 2018, the Company and the Consultant entered into the Termination Agreement which terminated the Consulting Agreement, as amended, dated March 1, 2018.

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined there are the following items to disclose:

On January 18, 2018, the Board of Directors of the Company approved a non-public offering of up to $1,000,000 aggregate principal amount (the “Offering”) of its 12% Senior Secured Convertible Notes (the “Notes”). The Notes are convertible, in whole or in part, into shares of the Company’s Common Stock, at any time at a rate of $0.65 per share with fractions rounded up to the nearest whole share, unless paid in cash at the Company’s election. The Notes bear interest at a rate of 12% per annum and interest payments will be made on a quarterly basis. The Notes mature January 15, 2020.

The Notes are governed by a Securities Purchase Agreement (the “SPA”) and are secured by all of the assets of the Company pursuant to a Security and Pledge Agreement. In addition to the issuance of the Notes in the Offering, the Company’s Board of Directors approved, as part of the Offering, the issuance of warrants to purchase one share of the Company’s Common Stock for 50% of the number of shares of Common Stock issuable upon conversion of each Note (the “Warrants”). Each Warrant is immediately exercisable at $0.75 per share and expires on January 15, 2023.

On January 22, 2018, the Company entered into a SPA and Security and Pledge Agreement with its first investor in the Offering and issued a Note to the investor in the principal amount of $500,000. Subscription funds were received by the Company from the investor on February 7, 2018. In addition to the Note, the Company issued to the investor 384,615 Warrants.

On January 11, 2018, the closing of the Securities Exchange Agreement dated December 14, 2017, between the Company, HereLab, Inc., and the shareholders of HereLab was held. Upon completion of the closing, the Company issued an aggregate of 1,650,000 shares of its Common Stock on a pro rata basis to the two shareholders of HereLab, and HereLab became a wholly owned subsidiary of the Company.

The following unaudited pro forma condensed combined balance sheet aggregates the balance sheet of IIOT-OXYS, Inc., a Nevada corporation (the “Company”) as of December 31, 2017 and the balance sheet of HereLab, Inc., a Delaware corporation (“HereLab”) as of December 31, 2017 accounting for the transaction as an acquisition with the issuance of an aggregate of 1,650,000 shares of common stock of the Company to the shareholders of HereLab in exchange for all of the outstanding common shares of HereLab, giving effect to the transaction, as if the transaction had occurred as of the end of the period.

The following unaudited pro forma condensed combined statement of operations combines the results of operations of the Company for the year ending December 31, 2017 and the results of operations of HereLab for the period from inception (February 27, 2017) to December 31, 2017 as if the transaction had occurred at the beginning of the periods.

The pro forma condensed combined financial statements should be read in conjunction with the separate financial statements and related notes thereto of the Company and HereLab. These pro forma financial statements are not necessarily indicative of the combined financial position, had the acquisition occurred at the end of the periods indicated above, or the combined results of operations which might have existed for the periods indicated or the results of operations as they may be in the future.

IIOT-OXYS, INC.

AND HERELAB, INC.

PRO FORMA CONDENSED COMBINED BALANCE SHEET

[Unaudited]

December 31, 2017

ASSETS

	IIOT-OXYS,	HereLab,
	Inc.	Inc.	Pro Forma
	12/31/2017	12/31/2017	Increase		Pro Forma
	[Company]	[HereLab]	(Decrease)		Combined
ASSETS:
Cash	$60,863	$119	$–		$60,982
Cash in Escrow	1,782	–	–		1,782
Accounts Receivable	39,800	3,000	–		42,800
Prepaid Insurance	14,778	–	–		14,778
Licensing Agreement	1,000	–	–		1,000
			1,650	[A]
Investment in Subsidiary	–	–	(1,650)	[B]	–
Total Assets	$118,223	$3,119	$–		$121,342

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)

LIABILITIES:
Accounts Payable	$38,357	$–	$–		$38,357
Credit Card Payable	203	–	–		203
Due to Stockholders	1,000	–	–		1,000
Income Tax Payable	–	3,332	–		3,332
Total Liabilities	39,560	3,332			42,892
STOCKHOLDERS’ EQUITY (DEFICIT):
			1,650	[A]
Common stock	38,983	33	(33)	[B]	40,633
Additional paid in capital	1,579,401	2,673	(4,536)	[B]	1,577,538
Accumulated Deficit	(1,539,721)	(2,919)	2,919	[B]	(1,539,721)
Total Stockholders’ Equity (Deficit)	78,663	(213)	–		78,450
	$118,223	$3,119	$–		$121,342

See Notes To Unaudited Pro Forma Condensed Financial Statements.

IIOT-OXYS, INC.

AND HERELAB, INC.

PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS

[Unaudited]

		HereLab, Inc.
		For the Period
	IIOT- OXYS Inc.	Since Inception
	For the Year Ended	(February 27, 2017)	Pro Forma
	12/31/2017	to 12-31-2017	Increase		Pro Forma
	[Company]	[HereLab]	(Decrease)		Combined

REVENUE	$39,8000	$27,759	$(17,304)	[C]	$50,255

COST OF SALES	47,887	–	–		47,887

GROSS (LOSS) PROFIT	(8,087)	27,759	(17,304)		2,368

EXPENSES:
Selling, General and Administrative	106,467	13,609	–		120,076
Professional fees	1,416,527	–	(17,304)	[C]	1,399,223

Total Expenses	1,522,996	13,609	(17,304)		1,519,301

(LOSS) INCOME FROM OPERATIONS	(1,531,083)	14,150	–		(1,516,933)

OTHER INCOME (EXPENSE)
Interest expense	(12)	–	–		(12)

Total Other Income (Expense)	(12)	–	–		(12)

INCOME (LOSS) FROM OPERATIONS BEFORE TAXES	(1,531,095)	14,150	–		(1,516,945)

INCOME TAX EXPENSE	–	(3,332)	–		(3,332)

NET (LOSS) INCOME FROM
CONTINUING OPERATIONS	(1,531,095)	10,818	–		(1,520,277)
DISCONTINUED OPERATIONS	–	–	–		–
NET (LOSS) INCOME	$(1,531,095)	$10,818	$–		$(1,520,277)

BASIC NET (LOSS) PER COMMON SHARE (Note 4)					$(0.07)

See Notes To Unaudited Pro Forma Condensed Financial Statements.

[A]	To record the issuance of 1,650,000 shares of common stock pursuant to the Securities Exchange Agreement.

[B]	To eliminate the common stock accounts and the prior retained earnings of HereLab, Inc.

[C]	To eliminate the sales and expenses incurred between the Company and Herelab, Inc. during the fiscal year.